Early Delivery Income, Net, textual (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 25, 2010 Kerasies [Member]	Dec. 31, 2012 Kerasies [Member]	Dec. 31, 2011 Kerasies [Member]	Dec. 31, 2010 Kerasies [Member]	Apr. 13, 2010 Pemer [Member]	Dec. 31, 2012 Pemer [Member]	Dec. 31, 2011 Pemer [Member]	Dec. 31, 2010 Pemer [Member]	Apr. 28, 2010 Pelea [Member]	Dec. 31, 2012 Pelea [Member]	Dec. 31, 2011 Pelea [Member]	Dec. 31, 2010 Pelea [Member]	Dec. 15, 2012 Eniadefhi [Member]	Dec. 31, 2012 Eniadefhi [Member]	Dec. 31, 2011 Eniadefhi [Member]	Dec. 31, 2010 Eniadefhi [Member]	Dec. 19, 2012 Marindou [Member]	Dec. 31, 2012 Marindou [Member]	Dec. 31, 2011 Marindou [Member]	Dec. 31, 2010 Marindou [Member]
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net								$ 4,799,000								$ 8,644,000				$ 3,375,000
Time Charter Daily Fixed Rate				15,500								18,500
Accrued Revenue Recorded From Time Charter Contract Termination								1,218,000								169,000				173,000
Gain (Loss) on Contract Termination	$ 11,677,000	$ 207,000	$ 132,000				$ (1,520,000)				$ 3,581,000				$ (1,765,000)		$ 8,475,000				$ 3,202,000